Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

		September 30, 2016			June 30, 2016
Description	Amortization Period	Amount	Accumulated Amortization	Carrying Value	Amount	Accumulated Amortization	Carrying Value
Wetpaint technology	60 months	$4,952	$(3,368)	$1,584	$4,952	$(3,276)	$1,676
Wetpaint trademarks	276 months	1,453	(427)	1,026	1,453	(415)	1,038
Wetpaint customer relationships	60 months	917	(832)	85	917	(827)	90
Choose Digital licenses	60 months	829	(574)	255	829	(559)	270
Choose Digital software	60 months	627	(234)	393	627	(212)	415
DraftDay tradename	84 months	180	(50)	130	180	(38)	142
Draftday non-compete agreements	6 months	30	(30)	—	30	(30)	—
DraftDay internally generated capitalized software	60 months	1,498	(394)	1,104	1,498	(303)	1,195
DraftDay customer relationships	24 months	556	(456)	100	556	(351)	205
Rant trademarks	120 months	2,700	(56)	2,644	—	—	—
Rant content	24 months	650	(68)	582	—	—	—
Rant technology	60 months	1,500	(64)	1,436	—	—	—
Rant advertising relationships	24 months	650	(68)	582	—	—	—
Other	various	326	(18)	308	326	(18)	308
Total		$16,868	$(6,639)	$10,229	$11,368	$(6,029)	$5,339

Intangible assets consist of the following:

		June 30, 2016			June 30, 2015
	Amortization		Accumulated	Carrying		Accumulated	Carrying
Description	Period	Amount	Amortization	Value	Amount	Amortization	Value
Wetpaint technology	60 months	$4,952	$(3,276)	$1,676	$10,600	$(2,336)	$8,264
Wetpaint trademarks	276 months	1,453	(415)	1,038	5,800	(296)	5,504
Wetpaint customer relationships	60 months	917	(827)	90	2,000	(617)	1,383
Wetpaint non-compete agreements	36 months	—	—	—	609	(313)	296
Choose Digital licenses	60 months	829	(559)	270	1,740	(355)	1,385
Choose Digital software	60 months	627	(212)	415	550	(112)	438
DraftDay tradename	84 months	180	(38)	142	—	—	—
Draftday non-compete agreements	6 months	30	(30)	—	—	—	—
DraftDay internally generated capitalized software	60 months	1,498	(303)	1,195	—	—	—
DraftDay customer relationships	24 months	556	(351)	205	—	—	—
Internally generated capitalized software	36 months	—	—	—	1,610	(515)	1,095
Other	various	326	(18)	308	326	(8)	318

Total		$11,368	$(6,029)	$5,339	$23,235	$(4,552)	$18,683

Future Annual Amortization Expense	Future annual amortization expense expected is as follows:

Years ending June 30,
2017	$2,370
2018	$3,026
2019	$1,730
2020	$1,367
2021	$1,036
Future annual amortization expense expected is as follows:

Years Ending June 30	Amount
2017	$1,194
2018	966
2019	919
2020	919
2021	670

Schedule of Goodwill	Goodwill consists of the following:

Description	Amount
Balance at July 1, 2016	$11,270
Rant preliminary purchase price allocation	7,589
Balance at September 30, 2016	$18,859

The activity in the goodwill balance consists of the following:

Description	Amount
Balance at June 30, 2015	$24,722
Acquisition of DDGG	1,591
Wetpaint impairment loss	(10,708)
Choose Digital impairment loss	(4,335)
Balance at June 30, 2016	$11,270